Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 853		$ 1,109		$ 398
Receivables	2,450	[1]	2,060	[2]	2,970	[3]
Unbilled receivables	54		63		11
Inventories	2,909		2,875		4,852
Prepaids and other	294		729		532
Total current assets	6,560		6,836		8,763
Rental equipment	43,779		43,252		50,229
Less accumulated depreciation	29,885		27,060		30,173
Rental equipment, net	13,894		16,192		20,056
Property, plant and equipment	4,439		4,381		6,840
Less accumulated depreciation	2,496		2,316		4,571
Property, plant and equipment, net	1,943		2,065		2,269
Asset held for sale			696		920
Goodwill (in Dollars)	744		744		810
Other assets	488		926		624
TOTAL ASSETS	23,629		27,459		33,442
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,796		1,589		2,459
Accrued liabilities	6,431		6,719		7,555
Current portion of long-term debt	4,206		4,444		16,378
Warrant liabilities	2,132		5,408
Total current liabilities	14,565		18,160		26,392
Long-term debt:
Notes payable	472		512		2,335
Deferred pension liability and other	5,341		4,930		4,685
Total liabilities	20,378		23,602		33,412
Redeemable convertible preferred stock			6,138	[4]
Stockholders' equity (deficit):
Common stock	26	[5]	5,071	[6]	2,827	[7]
Additional paid-in-capital	23,804		12,620		14,279
Accumulated deficit	(14,178)		(13,443)		(12,025)
Accumulated other comprehensive loss	(3,338)		(3,466)		(1,988)
Treasury stock - at cost	(3,063)	[8]	(3,063)	[9]	(3,063)	[10]
Total stockholders' equity (deficit)	3,251		(2,281)		30
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 23,629		$ 27,459		$ 33,442

[1]	less allowance of $502 - September 30,2012
[2]	less allowance of $884 - December 31, 2011
[3]	less allowance of $1,326 - December 31, 2010
[4]	$1 par value - 500,000 authorized, 416,500 Series A convertible preferred shares issued in 2011
[5]	$0.001 par value - 60,00,000 shares authorized, 25,895,424 common shares issued in 2012
[6]	$1 par value - 5,500,000 shares authorized,5,070,424 common shares issued in 2011
[7]	$1 par value - 5,500,000 shares authorized,2,826,424 common shares issued in 2010
[8]	383,596 common shares in 2012
[9]	383,596 common shares in 2011
[10]	383,596 common shares in 2010